SHARE-BASED COMPENSATION - Weighted Average Assumptions, Successor (Details) (USD $)	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 29, 2012 Stock Options [Member] Predecessor [Member]	Jun. 29, 2012 Stock Options [Member] Predecessor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Stock Options [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Jun. 28, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Jun. 29, 2012 Stock Option Plan 2012 [Member] Time Based [Member] Predecessor [Member]	Jun. 29, 2012 Stock Option Plan 2012 [Member] Time Based [Member] Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	34,328	241,489	13,799	4,348	4,939	4,348	8,860
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 7.14	$ 7.84		$ 122.03	$ 121.96	$ 123.39	$ 123.55
Stock price				$ 255.00	$ 255.00	$ 255.00	$ 255.00
Expected volatility				48.90%	49.00%	48.60%	48.60%	43.50%	43.50%
Expected dividends				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate				1.10%	1.10%	1.10%	1.20%	0.80%	0.90%
Expected life (in years)				6 years 3 months 6 days	6 years 3 months 6 days	6 years 6 months 0 days	6 years 6 months 0 days	5 years	5 years